Quarterly Holdings Report
for

Fidelity® Materials Central Fund

June 30, 2019

MTCIP-QTLY-0819
1.851903.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 68.1%
Commodity Chemicals - 9.9%
Cabot Corp.	85,701	$4,088,795
LyondellBasell Industries NV Class A	52,355	4,509,336
Olin Corp.	1,378,882	30,211,305
Orion Engineered Carbons SA	186,973	4,003,092
Westlake Chemical Corp.	76,143	5,288,893
		48,101,421
Diversified Chemicals - 18.6%
Dow, Inc. (a)	206,651	10,189,961
DowDuPont, Inc.	672,484	50,483,374
Hexion U.S. Finance Corp. (b)(c)	43,234	623,271
Ingevity Corp. (a)	60,900	6,404,853
The Chemours Co. LLC	929,938	22,318,512
		90,019,971
Fertilizers & Agricultural Chemicals - 1.2%
CF Industries Holdings, Inc.	122,700	5,731,317
Industrial Gases - 20.0%
Air Products & Chemicals, Inc.	142,100	32,167,177
Linde PLC	322,370	64,731,894
		96,899,071
Specialty Chemicals - 18.4%
Ecolab, Inc.	103,100	20,356,064
Element Solutions, Inc. (a)	355,200	3,672,768
International Flavors & Fragrances, Inc. (d)	117,752	17,084,638
PolyOne Corp.	42,700	1,340,353
Sherwin-Williams Co.	48,700	22,318,723
Tronox Holdings PLC	1,352,500	17,284,950
W.R. Grace & Co.	95,700	7,283,727
		89,341,223

TOTAL CHEMICALS		330,093,003

Commercial Services & Supplies - 1.0%
Environmental & Facility Services - 1.0%
Waste Connection, Inc. (United States)	50,500	4,826,790
Construction Materials - 7.0%
Construction Materials - 7.0%
Martin Marietta Materials, Inc.	66,500	15,302,315
Summit Materials, Inc. (a)	62,300	1,199,275
Vulcan Materials Co.	125,500	17,232,405
		33,733,995
Containers & Packaging - 11.2%
Metal & Glass Containers - 8.6%
Aptargroup, Inc.	94,100	11,700,394
Ball Corp.	194,300	13,599,057
Crown Holdings, Inc. (a)	267,762	16,360,258
		41,659,709
Paper Packaging - 2.6%
Avery Dennison Corp.	110,400	12,771,072

TOTAL CONTAINERS & PACKAGING		54,430,781

Metals & Mining - 4.3%
Gold - 4.3%
Newmont Goldcorp Corp.	446,400	17,173,008
Royal Gold, Inc.	35,800	3,669,142
		20,842,150
Pharmaceuticals - 4.7%
Pharmaceuticals - 4.7%
Corteva, Inc.	777,384	22,987,245
Trading Companies & Distributors - 2.5%
Trading Companies & Distributors - 2.5%
Univar, Inc. (a)	552,490	12,176,880
TOTAL COMMON STOCKS
(Cost $460,938,939)		479,090,844
	Principal Amount	Value

Nonconvertible Bonds - 1.0%
Chemicals - 1.0%
Diversified Chemicals - 1.0%
Hexion U.S. Finance Corp. 6.625% 4/15/20 (Cost $4,992,600)(e)	6,280,000	4,867,000
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 2.42% (f)	3,754,152	3,754,903
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	12,766,637	12,767,914
TOTAL MONEY MARKET FUNDS
(Cost $16,522,817)		16,522,817
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $482,454,356)		500,480,661
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(15,644,263)
NET ASSETS - 100%		$484,836,398

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,037
Fidelity Securities Lending Cash Central Fund	49,780
Total	$113,817

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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